Form N-1A Supplement	Oct. 01, 2026
Growth Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Summary Prospectus and
Prospectus Supplement

October 1, 2026

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated October 1, 2026 to the Morgan Stanley Variable Insurance Fund, Inc. Summary Prospectuses and Prospectuses dated April 30, 2026

Growth Portfolio (the "Fund")

Important Notice Regarding Change in Investment Policy

At a meeting held on September 29-30, 2026, the Board of Directors of Morgan Stanley Variable Insurance Fund, Inc. (the "Board") approved certain changes to the Fund's principal investment strategies, including the adoption of a new non-fundamental investment policy with regard to the investment of at least 80% of the Fund's net assets (plus any borrowings for investment purposes), to be effective on December 1, 2026 (the "Effective Date").

Accordingly, on the Effective Date, each Summary Prospectus and each Prospectus will be amended as follows: